Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2021
Document Effective Date	Apr. 28, 2021
Prospectus Date	Apr. 28, 2021
Virtus Ceredex Large-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SVIIX
Virtus Ceredex Large-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SVIFX
Virtus Ceredex Large-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	STVTX
Virtus Ceredex Large-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	STVZX
Virtus Ceredex Mid-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SAMVX
Virtus Ceredex Mid-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SMVFX
Virtus Ceredex Mid-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SMVTX
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	SMVZX
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SASVX
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	VVERX
Virtus SGA International Growth Fund | Class A
Prospectus:
Trading Symbol	SCIIX
Virtus SGA International Growth Fund | Class I
Prospectus:
Trading Symbol	STITX
Virtus SGA International Growth Fund | Class R6
Prospectus:
Trading Symbol	SCIZX
Virtus Seix Core Bond Fund | Class A
Prospectus:
Trading Symbol	STGIX
Virtus Seix Core Bond Fund | Class I
Prospectus:
Trading Symbol	STIGX
Virtus Seix Core Bond Fund | Class R6
Prospectus:
Trading Symbol	STGZX
Virtus Seix Corporate Bond Fund | Class A
Prospectus:
Trading Symbol	SAINX
Virtus Seix Corporate Bond Fund | Class C
Prospectus:
Trading Symbol	STIFX
Virtus Seix Corporate Bond Fund | Class I
Prospectus:
Trading Symbol	STICX
Virtus Seix Corporate Bond Fund | Class R6
Prospectus:
Trading Symbol	VRSBX
Virtus Seix Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	SFRAX
Virtus Seix Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	SFRCX
Virtus Seix Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	SAMBX
Virtus Seix Floating Rate High Income Fund | Class R6
Prospectus:
Trading Symbol	SFRZX
Virtus Seix High Grade Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	SFLTX
Virtus Seix High Grade Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	SCFTX
Virtus Seix High Income Fund | Class A
Prospectus:
Trading Symbol	SAHIX
Virtus Seix High Income Fund | Class I
Prospectus:
Trading Symbol	STHTX
Virtus Seix High Income Fund | Class R6
Prospectus:
Trading Symbol	STHZX
Virtus Seix High Yield Fund | Class A
Prospectus:
Trading Symbol	HYPSX
Virtus Seix High Yield Fund | Class I
Prospectus:
Trading Symbol	SAMHX
Virtus Seix High Yield Fund | Class R6
Prospectus:
Trading Symbol	HYIZX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	SISIX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	STTBX
Virtus Seix Short-Term Bond Fund | Class A
Prospectus:
Trading Symbol	STSBX
Virtus Seix Short-Term Bond Fund | Class C
Prospectus:
Trading Symbol	SCBSX
Virtus Seix Short-Term Bond Fund | Class I
Prospectus:
Trading Symbol	SSBTX
Virtus Seix Short-Term Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	SMMAX
Virtus Seix Short-Term Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	CMDTX
Virtus Seix Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	CBPSX
Virtus Seix Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	SAMFX
Virtus Seix Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	SAMZX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class I
Prospectus:
Trading Symbol	SIGVX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class R6
Prospectus:
Trading Symbol	SIGZX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class A
Prospectus:
Trading Symbol	SSAGX
Virtus Seix U.S. Mortgage Fund | Class A
Prospectus:
Trading Symbol	SLTMX
Virtus Seix U.S. Mortgage Fund | Class C
Prospectus:
Trading Symbol	SCLFX
Virtus Seix U.S. Mortgage Fund | Class I
Prospectus:
Trading Symbol	SLMTX
Virtus Seix Ultra-Short Bond Fund | Class I
Prospectus:
Trading Symbol	SISSX
Virtus Seix Ultra-Short Bond Fund | Class A
Prospectus:
Trading Symbol	SASSX
Virtus Silvant Large-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	STCIX
Virtus Silvant Large-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	STCAX
Virtus Silvant Large-Cap Growth Stock Fund | Class R6
Prospectus:
Trading Symbol	STCZX
Virtus Silvant Small-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	SCGIX
Virtus Silvant Small-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	SSCTX
Virtus Zevenbergen Innovative Growth Stock Fund | Class A
Prospectus:
Trading Symbol	SAGAX
Virtus Zevenbergen Innovative Growth Stock Fund | Class I
Prospectus:
Trading Symbol	SCATX
Virtus Zevenbergen Innovative Growth Stock Fund | Class R6
Prospectus:
Trading Symbol	VZGRX